UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY FUND

FORM N-Q

JANUARY 31, 2013

CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2013

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.6%
CONSUMER DISCRETIONARY - 13.1%
Automobiles - 2.9%
Ford Motor Co.	246,420	$3,191,139
Harley-Davidson Inc.	116,760	6,120,559
Honda Motor Co., Ltd., ADR	109,120	4,112,733

Total Automobiles		13,424,431

Hotels, Restaurants & Leisure - 1.5%
Starwood Hotels & Resorts Worldwide Inc.	62,700	3,850,407
Yum! Brands Inc.	50,240	3,262,586

Total Hotels, Restaurants & Leisure		7,112,993

Household Durables - 2.2%
Lennar Corp., Class A Shares	59,020	2,451,691
Toll Brothers Inc.	213,010	7,977,224	*

Total Household Durables		10,428,915

Internet & Catalog Retail - 0.7%
Amazon.com Inc.	12,870	3,416,985	*

Media - 3.5%
News Corp., Class B Shares	313,780	8,861,147
Walt Disney Co.	138,450	7,459,686

Total Media		16,320,833

Multiline Retail - 1.2%
Target Corp.	94,630	5,716,598

Specialty Retail - 1.1%
TJX Cos. Inc.	107,060	4,836,971

TOTAL CONSUMER DISCRETIONARY		61,257,726

CONSUMER STAPLES - 10.4%
Beverages - 2.0%
Coca-Cola Co.	103,240	3,844,658
PepsiCo Inc.	73,950	5,387,257

Total Beverages		9,231,915

Food & Staples Retailing - 1.7%
CVS Caremark Corp.	70,230	3,595,776
Wal-Mart Stores Inc.	65,250	4,564,238

Total Food & Staples Retailing		8,160,014

Food Products - 2.9%
Kellogg Co.	45,520	2,662,920
McCormick & Co. Inc., Non Voting Shares	177,220	11,049,667

Total Food Products		13,712,587

Household Products - 1.0%
Procter & Gamble Co.	60,420	4,541,167

Tobacco - 2.8%
Philip Morris International Inc.	146,970	12,956,875

TOTAL CONSUMER STAPLES		48,602,558

ENERGY - 9.5%
Energy Equipment & Services - 3.5%
Cameron International Corp.	41,390	2,620,401	*
Diamond Offshore Drilling Inc.	62,520	4,694,627
National-Oilwell Varco Inc.	72,460	5,372,184
Schlumberger Ltd.	47,090	3,675,374

Total Energy Equipment & Services		16,362,586

Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	52,000	5,987,800

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Oil, Gas & Consumable Fuels - 6.0% continued
Exxon Mobil Corp.	195,430	$17,582,837
Hess Corp.	46,780	3,141,745
Phillips 66	21,270	1,288,324

Total Oil, Gas & Consumable Fuels		28,000,706

TOTAL ENERGY		44,363,292

EXCHANGE-TRADED FUNDS - 0.3%
Exchange Traded Funds - 0.3%
SPDR Gold Trust	9,980	1,608,776	*

FINANCIALS - 14.5%
Capital Markets - 0.5%
Charles Schwab Corp.	146,500	2,421,645

Commercial Banks - 3.8%
SunTrust Banks Inc.	82,590	2,343,078
Wells Fargo & Co.	445,230	15,507,361

Total Commercial Banks		17,850,439

Consumer Finance - 1.3%
American Express Co.	100,280	5,897,467

Diversified Financial Services - 4.2%
Citigroup Inc.	250,004	10,540,169
JPMorgan Chase & Co.	195,750	9,210,037

Total Diversified Financial Services		19,750,206

Insurance - 3.3%
Berkshire Hathaway Inc., Class A Shares	47	6,856,125	*
MetLife Inc.	225,520	8,420,917

Total Insurance		15,277,042

Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	84,840	6,460,566

TOTAL FINANCIALS		67,657,365

HEALTH CARE - 13.5%
Health Care Equipment & Supplies - 2.4%
Covidien PLC	85,960	5,358,746
Thermo Fisher Scientific Inc.	84,070	6,064,810

Total Health Care Equipment & Supplies		11,423,556

Health Care Providers & Services - 0.5%
Cardinal Health Inc.	53,040	2,323,683

Pharmaceuticals - 10.6%
Bristol-Myers Squibb Co.	128,230	4,634,232
GlaxoSmithKline PLC, ADR	121,300	5,532,493
Johnson & Johnson	154,210	11,399,203
Merck & Co. Inc.	139,350	6,026,888
Pfizer Inc.	637,520	17,391,546
Roche Holding AG, ADR	71,480	3,965,710
Zoetis Inc.	27,000	702,000

Total Pharmaceuticals		49,652,072

TOTAL HEALTH CARE		63,399,311

INDUSTRIALS - 10.0%
Aerospace & Defense - 2.9%
Honeywell International Inc.	118,650	8,096,676
Orbital Sciences Corp.	380,070	5,587,029	*

Total Aerospace & Defense		13,683,705

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	64,750	5,134,027

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY	SHARES	VALUE
Electrical Equipment - 0.5%
Eaton Corp. PLC	41,230	$2,348,049

Industrial Conglomerates - 2.5%
General Electric Co.	364,750	8,126,630
Tyco International Ltd.	121,430	3,670,829

Total Industrial Conglomerates		11,797,459

Machinery - 3.0%
Caterpillar Inc.	38,020	3,740,788
Deere & Co.	43,420	4,084,085
Flowserve Corp.	21,380	3,351,743
Pentair Ltd., Registered Shares	50,336	2,551,028

Total Machinery		13,727,644

TOTAL INDUSTRIALS		46,690,884

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 2.0%
Cisco Systems Inc.	186,270	3,831,574
QUALCOMM Inc.	83,370	5,504,921

Total Communications Equipment		9,336,495

Computers & Peripherals - 4.7%
Apple Inc.	30,940	14,087,292
EMC Corp.	90,940	2,238,033	*
SanDisk Corp.	110,880	5,542,891	*

Total Computers & Peripherals		21,868,216

Internet Software & Services - 4.9%
eBay Inc.	74,550	4,169,581	*
Facebook Inc., Class A Shares	122,150	3,782,986	*
Google Inc., Class A Shares	19,920	15,053,345	*

Total Internet Software & Services		23,005,912

IT Services - 2.7%
Automatic Data Processing Inc.	64,280	3,811,161
International Business Machines Corp.	44,880	9,113,782

Total IT Services		12,924,943

Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV, New York Registered Shares	101,386	7,613,075
Broadcom Corp., Class A Shares	67,020	2,174,799

Total Semiconductors & Semiconductor Equipment		9,787,874

Software - 1.8%
Microsoft Corp.	166,468	4,572,876
Oracle Corp.	37,340	1,325,943
SAP AG, ADR	29,890	2,451,578

Total Software		8,350,397

TOTAL INFORMATION TECHNOLOGY		85,273,837

MATERIALS - 4.4%
Chemicals - 2.1%
Ecolab Inc.	77,640	5,621,136
LyondellBasell Industries NV, Class A Shares	68,290	4,330,952

Total Chemicals		9,952,088

Construction Materials - 0.6%
Eagle Materials Inc.	41,270	2,673,058

Metals & Mining - 0.3%
Teck Resources Ltd., Class B Shares	36,780	1,342,102

Paper & Forest Products - 1.4%
International Paper Co.	162,900	6,747,318

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2013

SECURITY			SHARES	VALUE
Paper & Forest Products - 1.4% continued
TOTAL MATERIALS				20,714,566

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
Verizon Communications Inc.			213,370	$9,305,066

UTILITIES - 2.7%
Multi-Utilities - 2.7%
Sempra Energy			101,500	7,617,575
Wisconsin Energy Corp.			127,980	5,046,251

TOTAL UTILITIES				12,663,826

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $309,355,008)				461,537,207

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.5%
Repurchase Agreements - 0.5%
Interest in $675,000,000 joint tri-party repurchase agreement dated 1/31/13 with RBS Securities Inc.; Proceeds at maturity - $2,361,009; (Fully collateralized by various U.S. government obligations, 0.000% to 11.250% due 2/15/15 to 8/15/41; Market value - $2,408,228) (Cost - $2,361,000)	0.130%	2/1/13	$2,361,000	2,361,000

TOTAL INVESTMENTS - 99.1% (Cost - $311,716,008#)				463,898,207
Other Assets in Excess of Liabilities - 0.9%				4,410,950

TOTAL NET ASSETS - 100.0%				$468,309,157

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Fund (formerly Legg Mason ClearBridge Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$461,537,207	—	—	$461,537,207

Short-term investments†	—	$2,361,000	—	2,361,000

Total investments	$461,537,207	$2,361,000	—	$463,898,207

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2013, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$154,014,227
Gross unrealized depreciation	(1,832,028)

Net unrealized appreciation	$152,182,199

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2013, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 26, 2013

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 26, 2013